Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Results of Operations

Quarterly Results of Operations

(Unaudited)

($ in thousands)	Net Sales	Gross Margins	Operating Earnings	Net Earnings	Earnings per Share - Basic	Earnings per Share - Diluted
2012
4th quarter	$138,298	$26,801	$12,239	$8,832	$0.26	$0.25
3rd quarter	137,357	26,594	6,804	5,917	0.17	0.17
2nd quarter	154,294	25,938	5,713	3,301	0.10	0.10
1st quarter	146,969	22,049	1,932	2,283	0.07	0.07
2011
4th quarter	$143,999	$25,838	$7,200	$5,856	$0.17	$0.16
3rd quarter	146,070	27,460	7,754	5,863	0.17	0.17
2nd quarter	146,919	27,391	4,527	4,132	0.12	0.12
1st quarter	151,518	29,160	5,759	5,116	0.15	0.15